Joint Ventures - Dividends Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Dividends received	$ 6,354	$ 11,663	$ 3,164
Sichuan SQM Migao Chemical Fertilizers Co Ltd.
Statement [Line Items]
Share of interest in ownership	50.00%
Dividends received	$ 0	0	0
SQM Vitas Fzco.
Statement [Line Items]
Share of interest in ownership	50.00%
Dividends received	$ 0	0	0
SQM Qinqdao Star Corp Nutrition Co. Ltd.
Statement [Line Items]
Share of interest in ownership	50.00%
Dividends received	$ 0	0	2,223
SQM Vitas Brasil Agroindustria
Statement [Line Items]
Share of interest in ownership	49.99%
Dividends received	$ 0	0	0
SQM Vitas Peru S.A.C.
Statement [Line Items]
Share of interest in ownership	50.00%
Dividends received	$ 0	0	0
Pavoni & C. Spa
Statement [Line Items]
Share of interest in ownership	50.00%
Dividends received	$ 0	0	0
Covalent Lithium Pty Ltd.
Statement [Line Items]
Share of interest in ownership	50.00%
Dividends received	$ 0	0	0
Dividends received
Statement [Line Items]
Dividends received	$ 0	$ 0	$ 2,223